SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL
SHARE CAPITAL

19.    SHARE CAPITAL

All Common Shares are equally eligible to receive dividends and the repayment of capital and represent one vote at shareholders’ meetings. All Preferred Shares have no voting rights at shareholders’ meetings but on liquidation, winding-up or other distribution of the Company’s assets are entitled to participate in priority to Common Shares. There are no preferred shares issued and outstanding.

(a)     Authorized

Unlimited number of Common Shares without par value.

Unlimited number of Preferred Shares without par value. We may issue our Preferred Shares from time to time in one or more series. The terms of each series of Preferred Shares, including the number of shares, the designation, rights, preferences, privileges, priorities, restrictions, conditions and limitations, will be determined at the time of creation of each such series by our board of directors, without shareholder approval, provided that all Preferred Shares will rank equally within their class as to dividends and distributions in the event of our dissolution, liquidation or winding-up.

(b)     Issued and outstanding

All share and per share amounts are net of share issuance costs and have been adjusted to retroactively reflect the impact of the September 18, 2018 reverse stock split on a 1 for 100 basis and the June 25, 2019 reverse stock split on a 1 for 10 basis.

	Common Shares		Contributed
	Number	Amount	Surplus

Balance, January 1, 2017	78,683	$168,712,673	$22,301,437
Common Shares issued from Series A Units and Series B Units (i)	22,102	—	—
Common Shares issued from exercise of Series D Warrants (ii)	1,875	1,127,057	—
Common Shares issued for cash on exercise of options	256	1,964,086	(1,729,134)
Share-based payments	—	—	2,484,543
Balance, December 31, 2017	102,916	$171,803,816	$23,056,846
Common Shares issued from exercise of Series B Warrants (iii)	1,315,281	54,119,300	—
Common Shares issued from exercise of Series C Warrants (iv)	9,452	15,854,206	—
Common Shares issued from exercise of Series D Warrants (v)	1,699	1,021,183	—
Common Shares issued from exercise of Series F Warrants (vi)	295,740	42,990,737	—
Common Shares issued from exercise of 2017 Notes (vii)	1,076,583	18,582,374	—
Common Shares issued for cash on exercise of options	49	88,917	(88,917)
Share-based payments	—	—	3,292,877
Balance, December 31, 2018	2,801,720	$304,460,533	$26,260,806
Common Shares issued from public offerings (viii)	2,222,222	7,802,417	315,611
Common Shares issued from private placement (ix)	334,951	1,664,662	—
Common Shares issued from exercise Series B Warrants (x)	223,304	16,931	—
Common Shares issued from exercise of Series C Warrants (xi)	822	1,186,027	—
Common Shares issued from exercise of 2017 Notes (xii)	3,074,136	13,095,938	—
Common Shares issued from exchange of Series A and Series E Warrants (xiii)	49,624	234,173	—
Share-based payments	—	—	3,189,808
Balance, December 31, 2019	8,706,779	$328,460,681	$29,766,225
(i)

On November 17, 2017, Neovasc completed an underwritten public offering of 6,609,588 Series A Units and 19,066,780 Series B Units, at a price of $1.46 per Unit for gross proceeds of $37,487,497. No amount has been recognized with respect to the Common Shares within equity because the fair value of the derivative instruments issued (being the warrants which form part of the units issued) exceeded the cash proceeds received.

(ii)

During the year ended December 31, 2017, 1,874,989 of the Series D Warrants that were issued as part of the Series B Units were exercised for cash proceeds of $18,750. In addition, the fair value of the related derivative liability of $1,108,307 (see Note 17) was recognized within equity upon exercise.

(iii)

During the year ended December 31, 2018, 1,315,281 Common Shares were issued on the exercise of 35,128,148 Series B Warrants. The related derivative liability of $32,988,998 (see Note 17) was derecognized at the dates of exercise.

(iv)

During the year ended December 31, 2018, of the 10,273,972 Series C Warrants initially granted, 9,451,780 were exercised for 9,452 Common Shares, 9,451,780 Series A Warrants and 9,451,780 Series B Warrants and cash proceeds of $13,799,659.  The related derivative financial liability of $4,459,249 (see Note 17) was derecognized at the dates of exercise.

(v)

During the year ended December 31, 2018, 1,699  Common Shares were issued for the exercise of 1,698,841 of the Series D Warrants that were issued as part of the Series B Units for cash proceeds of $16,988.  The related derivative financial liability of $1,004,195 was derecognized (see Note 17) at the date of exercise.

(vi)

During the year ended December 31, 2018, 295,740 Common Shares were issued on the exercise of the 22,431,506 Series F Warrants. The related derivative financial liability of $29,085,125 (see Note 17) was derecognized at the dates of exercise.

(vii)

During the year ended December 31, 2018, 1,076,583 Common Shares were issued on the conversion of $17,640,000 of aggregate principal amount of 2017 Notes.  The $20,555,832 aggregate principal amount of 2017 Notes (see Note 17) was derecognized at the date of exercise.

(viii)

During the year ended December 31, 2019, 2,222,222 Common Shares were issued for gross proceeds of $10,000,000 less $1,270,000 in underwriting commission, a $315,611 fair value charge for 144,444 Broker Warrants issued (see Note 17(d)) and $611,972 in other share issuance costs.

(ix)

On May 16, 2019, the Company completed a private placement of (i) 15% original issue discount convertible notes with a face value of $11.5 million, for gross proceeds to the Company of $9,775,000, and (ii) 334,951 common shares of the Company at a price of $5.15 per Common Share, for net proceeds of $1,664,662.

(x)

During the year ended December 31, 2019, 223,304 Common Shares were issued on the exercise of 822,192 Series B Warrants. The related derivative liability of $16,931(see Note 17) was derecognized at the dates of exercise.

(xi)

During the year ended December 31, 2019, the remaining 822,192 Series C Warrants were exercised for 822 Common Shares, 822,192 Series A Warrants and 822,192 Series B Warrants and net cash proceeds of $1,186,027. The related derivative financial liability of $5,638 (see Note 17) was derecognized at the dates of exercise.

(xii)

During the year ended December 31, 2019, 3,074,136 Common Shares were issued on the conversion of $11,197,000 of aggregate principal amount of 2017 Notes.  The $13,095,938 aggregate principal amount of 2017 Notes (see Note 17) was derecognized at the date of exercise.

(xiii)

During the year ended December 31, 2019, the Company entered into exchange agreements with the holders of the remaining Series A Warrants and Series E Warrants to issue 49,624 Common shares for the surrender and cancellation of all 35,950,340 Series A Warrants and all 22,431,506 Series E Warrants outstanding on the basis of 0.00085 of a Common Share for each Warrant.

(c)     Stock options

The Company adopted an equity-settled stock option plan under which the directors of the Company may grant options to purchase Common Shares to directors, officers, employees and service providers (the “optionees”) of the Company on terms that the directors of the Company may determine within the limitations set forth in the stock option plan. Effective June 4, 2018, at the Annual General Meeting (“AGM”), the board of directors and shareholders of the Company approved an amendment to the Company’s incentive stock option plan to increase the number of options available for grant under the plan to 15% of the number of Common Shares of the Company outstanding at any time.

Options under the Company’s stock option plan granted to directors, officers and employees vest immediately on the grant date, unless a vesting schedule is specified by the board. The directors of the Company have discretion within the limitations set forth in the stock option plan to determine other vesting terms on options granted to directors, officers, employees and others. The minimum exercise price of a stock option cannot be less than the applicable market price of the Common Shares on the date of the grant and the options have a maximum life of ten years from the date of grant. The following table summarizes stock option activity for the respective years as follows:

		Weighted	Average
		average	remaining
	Number of	exercise	contractual life
	options	price	(years)
Options outstanding, January 1, 2017	7,865	$2,908.60	1.77
Granted	1,844	1,508.10
Exercised	(2,174)	823.60
Forfeited	(1,828)	1,830.60
Options outstanding, December 31, 2017	5,707	$3,849.00	2.28
Options exercisable, December 31, 2017	4,513	$3,976.60	1.94
Granted	366,053	30.31
Exercised	(49)	7.33
Forfeited	(1,178)	1,712.35
Expired	(807)	1,813.70
Options outstanding, December 31, 2018	369,726	$76.78	7.88
Options exercisable, December 31, 2018	146,263	$127.04	7.62
Granted	697,150	4.27
Exercised	—	—
Forfeited	(13,344)	58.64
Expired	(1,867)	4,997.06
Options outstanding, December 31, 2019	1,051,665	$20.63	7.09
Options exercisable, December 31, 2019	398,596	$35.69	6.97

The following table lists the options outstanding as at December 31, 2019 by exercise price:

		Weighted average		Weighted average
	Options	remaining term	Options	remaining term
Exercise price	outstanding	(yrs)	exercisable	(yrs)
$4.10	561,050	7.23	140,450	7.23
$5.00	130,950	7.41	32,738	7.41
$8.80	88,800	6.92	59,242	6.92
$27.20	263,250	6.75	162,268	6.75
$27.30 - $9,276.86	7,615	4.71	3,898	3.69
	1,051,665		398,596

The following table lists the options outstanding as at December 31, 2018 by exercise price:

		Weighted average		Weighted average
	Options	remaining term	Options	remaining term
Exercise price	outstanding	(yrs)	exercisable	(yrs)
$8.80	89,900	7.92	29,976	7.92
$27.20	270,000	7.75	112,566	7.75
$60.00	1,055	7.25	—	—
$60.01 - $8,917.93	8,771	4.39	3,721	1.48
	369,726		146,263

The following table lists the options outstanding at December 31, 2017 by exercise price:

		Weighted average		Weighted average
	Options	remaining term	Options	remaining term
Exercise price	outstanding	(yrs)	exercisable	(yrs)
$1,850.00 - $12,160.00	5,707	2.24	4,513	2.07
	5,707		4,513

During the year ended December 31, 2019, the Company recorded $3,189,808, as compensation expense for share-based compensation awarded to eligible optionees (years ended December 31, 2018 and 2017: $3,292,877 and $2,484,543, respectively). The Company used the Black-Scholes Option Pricing Model to estimate the fair value of the options at each measurement date using the following weighted average assumptions:

	2019	2018	2017
Weighted average fair value	$3.60	$16.40	$14.90
Weighted average exercise price	$4.30	$30.30	$1,900
Weighted average share price at grant	$4.30	$30.30	$1,900
Dividend yield	nil	nil	nil
Volatility	141%	72%	110%
Risk-free interest rate	1.51%	2.24%	1.12%
Expected life	4 years	4 years	5 years
Forfeiture rate	7.00%	7.00%	6.00%

(d)    Restricted share units

On December 2, 2019, the Company adopted a Restricted Share Unit (“RSU”) Plan which provides for RSUs to be awarded to directors, officers, employees and service providers. The maximum number of Common Shares authorized and reserved for issuance under the RSU Plan is equal to 5% of the issued and outstanding Common Shares of the Company. The shareholders of the Company are set to approve the amended RSU Plan at the next annual meeting of the shareholders, which falls within 12 months of the effective date of the RSU Plan.

The granting of RSUs is considered an equity-settled share-based payment transaction. The fair value of the grant was determined by multiplying the Company’s share price at the grant date by the number of RSUs granted and is recognized over the vesting period of the grant. Expense recognized for the year ended December 31, 2019 was $22,848. As of December 31, 2019, the total remaining unrecognized compensation cost related to RSUs amounted to approximately $432,961, which will be amortized over the remaining vesting periods.

RSU transactions are summarized as follows:

		Weighted
		Average
		Grant Date
	Number of	Fair Value
	RSUs	Per Share
Outstanding, December 31, 2018	—	—
Granted	152,956	$2.98
Vested	—	—
Outstanding, December 31, 2019	152,956	$2.98

(e)     Warrants

The following table lists the number of warrants issued on November 17, 2017 as well as the number issued, exercised, and exchanged since then and the remaining warrants outstanding at December 31, 2019.

	As at
	November 17,				As at December 31,
Warrants	2017	Issued	Exercised	Exchanged	2019
Series A	25,676,368	10,273,972	—	(35,950,340)	—
Series B	25,676,368	10,273,972	(35,950,340)	—	—
Series C	10,273,972	—	(10,273,972)	—	—
Series D	3,573,830	—	(3,573,830)	—	—
Series E	22,431,506	—	—	(22,431,506)	—
Series F	22,431,506	—	(22,431,506)	—	—

On September 18, 2018, the Company effected a share consolidation (reverse stock split in the ratio of 1 for 100 Common Shares outstanding) of the Common Shares on the basis of one post-consolidation Common Shares for every 100 pre-consolidation Common Shares. On June 25, 2019, the Company effected a share consolidation (reverse stock split) of its issued and outstanding Common Shares the basis of one post-consolidation Common Share for every ten pre-consolidation Common Shares.  The number of 2017 Warrants and aggregate principal amount of 2017 Notes were not affected by the consolidations, but the Common Shares issuable upon exercise of the 2017 Warrants or conversion of the 2017 Notes was adjusted proportionally to the share consolidation ratios.

The September 2018 share consolidation adjusted the notional exercise price of the Series A Warrants, Series B Warrants and Series E Warrants. There were no Series D Warrants and Series F Warrants outstanding at the date of the  September 2018 share consolidation. There were no 2017 Warrants outstanding at the time of the June 2019 share consolidation.

On March 12, 2019, the Company entered into exchange agreements with the holders of all of its outstanding Series A Warrants and Series E Warrants, pursuant to which the Company issued an aggregate of 49,624 Common Shares for the surrender and cancellation of all of the Series A Warrants and Series E Warrants outstanding, on the basis of 0.085 of a Common Share for each Series A Warrant or Series E Warrant (the “Exchange”). Following completion of the Exchange, there are no longer any warrants outstanding from the 2017 Financings. Under IFRIC 19, the surrender and cancellation of Series A warrants and Series E warrants created a loss on extinguishment of $39,367 and $24,565, respectively.

(f)     Broker Warrants

In February and March of 2019, the Company completed two $5 million underwritten public offerings and issued 144,444 broker warrants (“Broker Warrants”) as part of the underwriter’s commission.  The Company uses the Black-Scholes pricing model to calculate the fair value of the Broker Warrants. The model requires six key inputs: risk free interest rate, exercise price, market price at date of issue, expected dividend yield, expected life and expected volatility, all of which, other than the exercise price and market price, are estimates by management of the Company. The fair value for the February 28, 2019 $5 million public offering and 72,222 broker warrants was computed using the Black-Scholes pricing model with the following assumptions: a) average risk-free interest rate of 2.51%; b) expected life of 3 years; c) the price of the stock on the grant date of $4.50; d) expected volatility of 81%; and e) no expected dividend payments. The fair value for the March 15, 2019 $5 million public offering and 72,222 broker warrants was computed using the Black-Scholes pricing model with the following assumptions: a) average risk-free interest rate of 2.43%; b) expected life of 3 years; c) the price of the stock on the grant date of $4.50; d) expected volatility of 82%; and e) no expected dividend payments. The Black-Scholes model was used to compute broker warrant fair values because it is the most commonly used pricing model and is considered to produce a reasonable estimate of fair value.